SCHEDULE OF DISAGGREGATED INFORMATION OF REVENUES (Details) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product Information [Line Items]
Net revenues	$ 303,786	$ 1,510,208			$ 605,566	$ 1,510,208		$ 3,434,561
Agape Superior Living S D N B H D [Member]
Product Information [Line Items]
Net revenues			$ 1,241,252	$ 1,214,600					4,139,359	$ 14,393,762
Agape Superior Living S D N B H D [Member] | Survivor Select [Member]
Product Information [Line Items]
Net revenues			150,120	23,382					243,075	2,520,204
Agape Superior Living S D N B H D [Member] | Energized Mineral Concentrate [Member]
Product Information [Line Items]
Net revenues			133,529	111,899					599,642	3,004,479
Agape Superior Living S D N B H D [Member] | Ionized Cal-Mag [Member]
Product Information [Line Items]
Net revenues			39,353	13,912					94,535	1,116,437
Agape Superior Living S D N B H D [Member] | Omega Blend [Member]
Product Information [Line Items]
Net revenues			299,007	385,001					723,443	1,666,296
Agape Superior Living S D N B H D [Member] | Beta Maxx [Member]
Product Information [Line Items]
Net revenues			165,187	42,549					217,025	2,490,573
Agape Superior Living S D N B H D [Member] | Vege-Fruit Fiber [Member]
Product Information [Line Items]
Net revenues			66,286	23,520					167,566	751,073
Agape Superior Living S D N B H D [Member] | Iron [Member]
Product Information [Line Items]
Net revenues			6,810							71,790
Agape Superior Living S D N B H D [Member] | Young Formula [Member]
Product Information [Line Items]
Net revenues			30,093	213,300					394,767	1,766,914
Agape Superior Living S D N B H D [Member] | Organic Youth Care Cleansing Bar [Member]
Product Information [Line Items]
Net revenues			19,304	53,747					237,530	87,025
Agape Superior Living S D N B H D [Member] | Mitogize [Member]
Product Information [Line Items]
Net revenues			111,632	58,060					254,622	375,724
Agape Superior Living S D N B H D [Member] | Number One M E D [Member]
Product Information [Line Items]
Net revenues			66,156	102,348					440,145	543,247
Agape Superior Living S D N B H D [Member] | Energetique [Member]
Product Information [Line Items]
Net revenues			139,604
Agape Superior Living S D N B H D [Member] | Trim+ [Member]
Product Information [Line Items]
Net revenues			$ 14,171	$ 186,882					$ 767,009